SIGNIFICANT ACCOUNTING POLICIES - Exclusive Option Agreement (Details)	12 Months Ended
Dec. 31, 2022 CNY (¥) ¥ / shares
SIGNIFICANT ACCOUNTING POLICIES
Purchase price for equity interests in shenzhen futu under exclusive option agreement | ¥ / shares	¥ 1.00
Threshold of shenzhen futu disposes of shenzhen futu's material assets without prior written consent of shen si | ¥	¥ 500,000